Expense Example - iShares iBonds Mar 2023 Term Corporate ex-Financials ETF - iShares iBonds Mar 2023 Term Corporate ex-Financials ETF	Mar. 01, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 10
Maturity	$ 22